Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 — INCOME TAXES

The Company’s deferred tax assets are as follows at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax asset
Net operating loss	$—	$—
Startup/organizational costs	369,290	147,881
Total deferred tax asset	369,290	147,881
Valuation allowance	(369,290)	(147,881)
Deferred tax asset, net of allowance	$—	$—

The income tax provision (benefit) consists of the following for the year December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Federal
Current	$1,579,608	$339,899
Deferred	—	—
State and Local
Current	—	—
Deferred	—	—
Income tax provision/(benefit)	$1,579,608	$339,899

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $221,409 and $147,481, respectively.

A reconciliation of the statutory tax rate to the Company’s effective tax rates for the year ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—	—
Merger costs	(2.60)	—
Derivatives	(8.46)
Other	(0.04)	(0.44)
Change in valuation allowance	(1.22)	15.84
Income tax provision (benefit)	8.68%	36.40%